CPZ G.1.A.ii

(a) Calamos Long/Short Equity & Dynamic Income Trust recorded payment by affiliates in the amount of $1,223,983.58 for losses incurred on the disposal of investments that resulted due to the identification of an error during the year ended October 31, 2023. This amount is reported on the Fund’s Statements of Operations and Financial Highlights under “Payments by affiliates” and “ Net increase from payment by affiliates,” respectively.

(b) Calamos Advisors LLC

(c) Calamos Advisors LLC is the Trust’s investment adviser.

(d) March 30, 2023

(e) $1,223,983.58

(f)

Issuer	Title	CUSIP	ISIN	SEDOL
Barclays PLC	Barclays Perpetual Maturity 4.375%	06738EBT1	US06738EBT10
Barclays PLC	Barclays Perpetual Maturity 8.000%	06738EBX2	US06738EBX22
Credit Suisse Group AG	Credit Suisse Perpetual Maturity 5.100%	225401AN8	US225401AN84
Credit Suisse Group AG	Credit Suisse Perpetual Maturity 9.750%	225401AX6	US225401AX66
Credit Suisse Group AG	Credit Suisse Perpetual Maturity 7.500%	22546DAB2	US22546DAB29
HSBC Holdings PLC	HSBC Perpetual Maturity 6.375%	404280AT6	US404280AT69
HSBC Holdings PLC	HSBC Perpetual Maturity 4.000%	404280CP2	US404280CP20
HSBC Holdings PLC	HSBC Perpetual Maturity 8.000%	404280DT3	US404280DT33
ING Groep NV	ING Grope Perpetual Maturity 3.875%	456837AY9	US456837AY94
ING Groep NV	ING Grope Perpetual Maturity 4.250%	456837AZ6	US456837AZ69
Lloyds Banking Group PLC	Lloyds Banking Group Perpetual Maturity 7.500%	539439AG4	US539439AG42
Nordea Bank Abp	Nordea Bank Abp Perpetual Maturity 6.625%	65559CAA9	US65559CAA99
Nordea Bank Abp	Nordea Bank Abp Perpetual Maturity 3.750%	65559CAD3	US65559CAD39
UBS Group AG	UBS Group Perpetual Maturity 4.375%	902613AD0	US902613AD01
UBS Group AG	UBS Group Perpetual Maturity 4.875%	902613AJ7	US902613AJ70
UBS Group AG	UBS Group Perpetual Maturity 7.000%	90352JAF0	US90352JAF03
Barclays PLC	Barclays Perpetual Maturity 7.875%		XS1481041587	BD88738

(g) Non-applicable.  All securities sold by date of support.

(h) Payment to cover losses incurred on the disposal of investments that resulted due to the identification of an error during the year ended October 31, 2023.

(i) A single payment for losses incurred.

(j) None.